Series A-1 and Series B Tranche Rights	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Warrants and Rights Note Disclosure [Abstract]
Series A-1 and Series B Tranche Rights
5. Series B Tranche Rights
Included in the terms of the purchase agreement for the Series B (“Series B Purchase Agreement”) were Series B Tranche Rights granted to the purchasers of the Series B.
The Series B Tranche Rights provided the holders with the right to purchase additional shares of Series B, in a second tranche, upon either the achievement by the Company of certain clinical development milestones for the Company’s primary clinical candidate, as set forth in the Series B Purchase Agreement, or upon the election of certain holders of the Series B prior to August 5, 2021. In the second tranche, the Company had the ability to sell up to 41,690,117 shares of Series B at $0.8597 per share. The Company reached the clinical development milestones set forth in the Series B Purchase Agreement in September 2020 and the Company sold 41,690,177 shares of Series B at $0.8597 per share, resulting in total gross proceeds to the Company of $35.8 million.

At the time of issuance, the Series B Tranche Rights met the definition of a freestanding financial instrument, as the Series B Tranche Rights were both legally detachable and separately exercisable from the Series B. In addition, the Company determined at the time of issuance that the Series B Tranche Rights met the definition of a liability (or in some circumstances, an asset) because the Series B Tranche Rights (i) embodied an obligation to repurchase the Company’s equity shares and (ii) may have required the Company to settle the obligation by transferring assets. As a result, upon issuance, the respective Series B Tranche Rights were initially recorded at fair value and were subsequently re-measured
at the end of each reporting period until settlement. Changes in the fair value were recognized as a component of other income (expense) in the consolidated statements of operations and comprehensive loss.
At December 31, 2019 and at the end of each reporting period prior to settlement in September 2020, the estimated fair value of the Series B Tranche Rights was determined using a probability weighted present value model that considered the probability of triggering the Series B Tranche Rights through achievement of the clinical development milestones specified in the Series B Purchase Agreement. The Company converted the future values to their present values using a discount rate it considered to be appropriate for probability adjusted cash flows. The estimates were based, in part, on subjective assumptions. Significant assumptions for the Series B Tranche Rights valuations at December 31, 2019 and in 2020, prior to settlement, included an 85% to 90% range of probability of achieving the clinical development milestones and discount rates ranging from 0.2% to 1.9%.
The Company remeasured the fair value of the tranche rights for a final time at the date of settlement on September 17, 2020. As the clinical development milestones triggering the tranche closing were achieved, the fair value of the tranche rights at settlement was derived based on the implied intrinsic value of the Series B on the day of the second tranche closing event. The fair value of the Series B at settlement was $1.18 per share and was based on the probability of the conversion of the Series B upon an IPO and the expected value of the shares, on a converted basis, in an IPO. The increase in the probability of the achievement of the milestone, as well as the increase in the fair value of the Series B, resulted in an increase of $10.6 million in the fair value of the Series B Tranche Rights in the three months ended September 30, 2020 that was recognized as a loss in the accompanying unaudited interim condensed consolidated statement of operations and comprehensive loss at settlement. The balance of the Series B Tranche Rights of $13.1 million was reclassified at settlement to increase the Series B carrying value on the accompanying unaudited interim condensed consolidated balance sheet.
A rollforward of the Series B Tranche Rights liability for the nine months ended September 30, 2020 is as follows (in thousands):

SERIES B TRANCHE RIGHTS
Balance at December 31, 2019	$1,876
Change in fair value	11,256
Reclassification of Series B Tranche Rights upon settlement	(13,132)

Balance at September 30, 2020	$—

6. Series
A-1
and Series B Tranche Rights
Series A-1 Tranche Rights
Included in the terms of the purchase agreement for the Series
A-1
(“Series
A-1
Purchase Agreement”) were tranche rights granted to the purchasers of the Series
A-1
(“Series A-1 Tranche Rights”).
The Series A-1 Tranche Rights provided the holders with the right to purchase additional shares of Series
A-1
and Series
A-2
Redeemable Convertible Preferred Stock (“Series
A-2”)
in two additional future tranches. The first tranche was for the purchase of additional shares of
Series A-1
and was based upon the passage of time. The second tranche was for the purchase of Series
A-2
and was based upon the Company achieving certain future clinical development milestones. These collective Series A-1 Tranche Rights met the definition of a freestanding financial instrument, as the Series A-1 Tranche Rights were both legally detachable and separately exercisable from the
Series A-1.
In addition, the Company determined the Series A-1 Tranche Rights met the definition of a liability (or in some circumstances, an asset) because the Series A-1 Tranche Rights (i) embodied an obligation to repurchase the Company’s equity shares and (ii) may have required the Company to settle the obligation by transferring assets. As a result, upon issuance, the respective Series A-1 Tranche Rights were initially recorded at fair value and subsequently re-measured
at fair value each reporting period (and at settlement, as applicable). Changes in the fair value were recognized as a component of other income (expense) in the consolidated statements of operations and comprehensive loss.
While outstanding, the estimated fair value of the Series A-1 Tranche Rights was determined using a probability-weighted present value model that considered the probability of triggering the Series A-1 Tranche Rights through achievement of the clinical development milestones specified in the Series
A-1
Purchase Agreement. The Company converted the future values to their present values using a discount rate it considered to be appropriate for probability-adjusted cash flows. The estimates were based, in part, on subjective assumptions. Changes to these assumptions could have had a significant impact on the reported fair value of the Series A-1 Tranche Rights.
Upon the issuance of Series
A-1
in June 2017, the Company settled the first tranche of the Series A-1 Tranche Rights. The clinical development milestones set forth in the Series
A-1
Purchase Agreement that would have triggered the issuance of shares of
Series A-2
were ultimately not met. In response, on September 6, 2018, an Amended and Restated Series
A-1
Stock Purchase Agreement was adopted, which allowed for (i) the holders of the Series
A-1
to purchase 30,599,992 shares of Series
A-1
at $0.80 per share in lieu of any
Series A-2
shares, (ii) the termination of any remaining rights and obligations associated with the Series A-1 Tranche Rights and (iii) the
Series A-2
no longer being an authorized class of capital stock.
This modification to the terms of the Series A-1 Tranche Rights was treated, in effect, as a settlement of the Series A-1 Tranche Rights and subsequent issuance of Series
A-1.
As settlement pursuant to its original terms was not expected to occur, the fair value of the Series A-1 Tranche Rights was deemed to be zero, resulting in a $0.4 million gain recorded in other income (expense) in the consolidated statement of operations and comprehensive loss for the year ended December 31, 2018.
Series B Tranche Rights
Included in the terms of the purchase agreement for the Series B (“Series B Purchase Agreement”) were tranche rights granted to the purchasers of the Series B (“Series B Tranche Rights”).
The Series B Tranche Rights provide the holders with the right to purchase additional shares of Series B, in a future tranche, upon either the achievement by the Company of certain clinical development milestones for the Company’s primary clinical candidate, as set forth in the Series B Purchase Agreement, or upon the election of certain holders of the Series B prior to August 5, 2021. In the future tranche, the Company may sell up to 41,690,117 shares of Series B at $0.8597 per share, the full amount of which would result in gross proceeds to the Company of $35.8 million.
At the time of issuance, the Series B Tranche Rights met the definition of a freestanding financial instrument, as the Series B Tranche Rights are both legally detachable and separately exercisable from the Series B. In addition, the Company determined at the time of issuance that the Series B Tranche Rights met the definition of a liability (or in some circumstances, an asset) because the Series B Tranche Rights (i) embody an obligation to repurchase the Company’s equity shares and (ii) may require the Company to settle the obligation by transferring assets. As a result, upon issuance, the respective Series B Tranche Rights were initially recorded at fair value and are subsequently re-measured
at fair value each reporting period until settlement. Changes in the fair value are recognized as a component of other income (expense) in the consolidated statements of operations and comprehensive loss.
While outstanding, the estimated fair value of the Series B Tranche Rights is determined using a probability-weighted present value model that considers the probability of triggering the Series B Tranche Rights through achievement of the clinical development milestones specified in the Series B Purchase Agreement. The Company converts the future values to their present values using a discount rate it considers to be appropriate for probability-adjusted cash flows. The estimates are based, in part, on subjective assumptions. Changes to these assumptions could have a significant impact on the reported fair value of the Series B Tranche Rights. Significant assumptions for the Series B Tranche Rights valuations at execution and December 31, 2019 include an 85% probability of achieving the clinical development milestones at both dates and a discount rate of 1.9% and 1.6%, respectively.
A rollforward of the Series A-1 and Series B Tranche Rights liability for the years ended December 31, 2018 and 2019 is as follows (in thousands):

	SERIES A-1 TRANCHE RIGHTS	SERIES B TRANCHE RIGHTS
Balance at December 31, 2017	$363	$—
Change in fair value	(363)	—

Balance at December 31, 2018	—	—
Change in fair value	—	—
Issuance of Series B tranche rights liability	—	1,876

Balance at December 31, 2019	$—	$1,876